PORTFOLIO OF INVESTMENTS – as of September 30, 2020 (Unaudited)

Natixis Vaughan Nelson MidCap ETF

Shares	Description	Value (†)
Common Stocks – 98.9% of Net Assets
	Banks – 3.2%
2,409	Bank of NT Butterfield & Son Ltd. (The)	$53,672
1,795	PacWest Bancorp	30,659
3,552	TCF Financial Corp.	82,975

		167,306

	Beverages – 2.2%
589	Constellation Brands, Inc., Class A	111,621

	Building Products – 0.9%
460	Allegion PLC	45,499

	Capital Markets – 5.1%
1,251	Ares Management Corp., Class A	50,565
3,891	Brightsphere Investment Group, Inc.	50,194
483	Nasdaq, Inc.	59,269
1,413	Raymond James Financial, Inc.	102,810

		262,838

	Chemicals – 4.4%
1,036	FMC Corp.	109,723
1,657	LyondellBasell Industries NV, Class A	116,802

		226,525

	Commercial Services & Supplies – 2.2%
2,212	IAA, Inc.(a)	115,179

	Communications Equipment – 3.1%
1,027	Motorola Solutions, Inc.	161,044

	Construction & Engineering – 2.9%
8,833	WillScot Mobile Mini Holdings Corp.(a)	147,334

	Consumer Finance – 0.7%
1,311	Synchrony Financial	34,309

	Containers & Packaging – 3.2%
435	Avery Dennison Corp.	55,610
1,417	Crown Holdings, Inc.(a)	108,911

		164,521

	Diversified Consumer Services – 4.6%
246	Bright Horizons Family Solutions, Inc.(a)	37,402
596	Grand Canyon Education, Inc.(a)	47,644
4,190	Laureate Education, Inc., Class A(a)	55,643
2,407	ServiceMaster Global Holdings, Inc.(a)	95,991

		236,680

Shares	Description	Value (†)
Common Stocks – continued
	Electric Utilities – 2.6%
1,265	Alliant Energy Corp.	$65,337
1,387	Evergy, Inc.	70,488

		135,825

	Electrical Equipment – 6.8%
1,202	AMETEK, Inc.	119,479
821	Hubbell, Inc.	112,346
6,574	nVent Electric PLC	116,294

		348,119

	Electronic Equipment, Instruments & Components – 2.1%
315	CDW Corp.	37,652
734	Keysight Technologies, Inc.(a)	72,504

		110,156

	Food & Staples Retailing – 1.9%
2,806	Performance Food Group Co.(a)	97,144

	Health Care Equipment & Supplies – 2.5%
265	Cooper Cos., Inc. (The)	89,337
590	Hologic, Inc.(a)	39,217

		128,554

	Health Care Providers & Services – 0.8%
745	Centene Corp.(a)	43,456

	Hotels, Restaurants & Leisure – 1.0%
1,876	Aramark	49,620

	Independent Power & Renewable Electricity Producers – 3.5%
1,247	Atlantica Sustainable Infrastructure PLC	35,677
7,653	Vistra Corp.	144,335

		180,012

	Insurance – 7.8%
711	Allstate Corp. (The)	66,934
856	Arthur J. Gallagher & Co.	90,377
2,914	Athene Holding Ltd., Class A(a)	99,309
1,798	First American Financial Corp.	91,536
580	Reinsurance Group of America, Inc.	55,210

		403,366

	IT Services – 7.6%
303	Booz Allen Hamilton Holding Corp.	25,143
365	CACI International, Inc., Class A(a)	77,803
446	Fidelity National Information Services, Inc.	65,656
681	Fiserv, Inc.(a)	70,177
387	Global Payments, Inc.	68,724
1,200	MAXIMUS, Inc.	82,092

		389,595

Shares	Description	Value (†)
Common Stocks – continued
	Life Sciences Tools & Services – 2.7%
391	Agilent Technologies, Inc.	$39,467
638	IQVIA Holdings, Inc.(a)	100,568

		140,035

	Machinery – 9.6%
2,208	Crane Co.	110,687
1,531	Oshkosh Corp.	112,528
2,159	Otis Worldwide Corp.	134,765
2,480	Timken Co. (The)	134,466

		492,446

	Media – 3.1%
1,767	Nexstar Media Group, Inc., Class A	158,906

	Metals & Mining – 1.8%
11,613	Constellium SE(a)	91,162

	Multi-Utilities – 1.4%
544	Ameren Corp.	43,020
447	CMS Energy Corp.	27,450

		70,470

	Multiline Retail – 0.8%
191	Dollar General Corp.	40,037

	Oil, Gas & Consumable Fuels – 2.0%
735	Pioneer Natural Resources Co.	63,203
7,965	WPX Energy, Inc.(a)	39,028

		102,231

	REITs—Diversified – 0.7%
4,499	New Residential Investment Corp.	35,767

	REITs—Warehouse/Industrials – 1.4%
1,051	CyrusOne, Inc.	73,602

	Semiconductors & Semiconductor Equipment – 3.7%
404	Analog Devices, Inc.	47,163
367	CMC Materials, Inc.	52,411
1,223	Entegris, Inc.	90,918

		190,492

	Software – 2.1%
205	Check Point Software Technologies Ltd.(a)	24,670
110	RingCentral, Inc., Class A(a)	30,207
2,538	SolarWinds Corp.(a)	51,623

		106,500

	Thrifts & Mortgage Finance – 0.5%
645	Essent Group Ltd.	23,871

	Total Common Stocks (Identified Cost $5,231,972)	5,084,222

Principal Amount	Description	Value (†)
Short-Term Investments – 1.0%
$49,048	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2020 at 0.000% to be repurchased at $49,048 on 10/01/2020 collateralized by $47,600 U.S. Treasury Notes, 1.375% due 1/31/2025 valued at $50,087 including accrued interest(b) (Identified Cost $49,048)	$49,048

	Total Investments – 99.9% (Identified Cost $5,281,020)	5,133,270
	Other assets less liabilities – 0.1%	5,148

	Net Assets – 100.0%	$5,138,418

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadvisers and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2020, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$5,084,222	$—	$—	$5,084,222
Short-Term Investments	—	49,048	—	49,048

Total	$5,084,222	$49,048	$—	$5,133,270

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at September 30, 2020 (Unaudited)

Machinery	9.6%
Insurance	7.8
IT Services	7.6
Electrical Equipment	6.8
Capital Markets	5.1
Diversified Consumer Services	4.6
Chemicals	4.4
Semiconductors & Semiconductor Equipment	3.7
Independent Power & Renewable Electricity Producers	3.5
Banks	3.2
Containers & Packaging	3.2
Communications Equipment	3.1
Media	3.1
Construction & Engineering	2.9
Life Sciences Tools & Services	2.7
Electric Utilities	2.6
Health Care Equipment & Supplies	2.5
Commercial Services & Supplies	2.2
Beverages	2.2
Electronic Equipment, Instruments & Components	2.1
Software	2.1
Oil, Gas & Consumable Fuels	2.0
Other Investments, less than 2% each	11.9
Short-Term Investments	1.0

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%